Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Unsecured Liabilities

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Unsecured liabilities:
Trade payables	$998,258	$1,342,369
Sundry payables and accrued expenses	7,171,820	4,102,800
Employee entitlements	354,063	314,892
Total	$8,524,141	$5,760,061